PREMIUM LOAN PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Amount financed	$ 575,000
Premium Finance Loan Payable	$ 53,643	$ 52,406
Short-term notes, payable [Member]
Debt Instrument [Line Items]
Loan term	10 months
Periodic payments, frequency	Monthly
Directors and Officers [Member]
Debt Instrument [Line Items]
Amount financed	$ 60,943
Errors and Omissions [Member]
Debt Instrument [Line Items]
Amount financed	$ 24,747